DIAMOND FOODS, INC.

600 Montgomery Street

San Francisco, California 94111

December 7, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Desk

Re:	Diamond Foods, Inc.
2012 Annual Report on Form 10-K
File No. 000-51439

Ladies and Gentlemen:

We transmit electronically for filing, pursuant to Section 13 of the Securities and Exchange Act of 1934, Diamond Foods, Inc.’s Annual Report on Form 10-K for year ended December 31, 2012 (the “Form 10-K”).

The financial statements included in the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

If you have any questions regarding the Form 10-K, please contact Horace Nash of Fenwick & West LLP, our outside legal counsel, at (650) 335-7934 or the undersigned at (415) 794-6111.

Very truly yours,

DIAMOND FOODS, INC.

By:	/s/ Michael Murphy
Interim Chief Financial Officer

Enclosures

cc:	Horace Nash , Esq.